Non-cash items (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Non-cash Items
Depreciation	$ 944	$ 545
Change in fair value of derivative financial instruments (Note 9)	(1,799)	(2,400)
Share-based compensation expense (Note 12)	1,350	1,538
Accretion of provision for reclamation	54	70
Deferred income tax expense (Note 10)	1,704	2,129
Accretion of lease liabilities	2	7
Deferred revenue (Note 8)	84	(742)
Accretion of deferred revenue (Note 8)	241	261
Foreign exchange losses (gains)	164	(26)
VAT written-off (Note 4)		233
Other expenses		15
Total non-cash items	$ 2,744	$ 1,630